Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Income and Expenses

	2019			2018		2017
Other income:
Gain on sale of long-lived assets	Ps.	330		Ps.	399	Ps.	323
Cancellation of contingencies		565			162		268
Recoverable taxes		—			—		597
Foreign exchange gain related to operating activities		79			—		—
Other		916	(1)		8		354

	Ps.	1,890		Ps.	569	Ps.	1,542

Other expenses:
Provisions for contingencies	Ps.	1,305		Ps.	818	Ps.	943
Loss on the retirement of long-lived assets		318			103		174
Loss on sale of long-lived assets		288			221		368
Impairment		948			432		—
Severance payments		1,062	(2)		224		180
Donations		288			332		83
Foreign exchange losses related to operating activities		—			(25)		2,646
Venezuela impact (Note 3.3)		—			—		28,176
Other		171			345		329

	Ps.	4,380		Ps.	2,450	Ps.	32,899

(1)
Following a favorable decision from Brazilian tax authorities received during 2019, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect in the operating revenues and other income captions of the condensed consolidated income statements. See note 25.2.1.

(2)	During 2019, the Company incurred restructuring costs related to some of their operations as part of an efficiency program.